Financial assets at amortized cost	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial assets at amortized cost
14.	Financial assets at amortized cost

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Current
Time deposits	169,168	168,970

Non-current
Time deposits	30,715	—
Restricted bank deposits	68,388	68,450

	99,103	68,450

a)	Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	2018	2019
	NT$000	NT$000
Interest income	920	4,467

b)
Without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group is the carrying amount at the end of each reporting period.

c)	Information about the financial assets at amortized cost that were pledged to others as collateral is provided in Note 32.

d)	Information relating to credit risk of financial assets at amortized cost is provided in Note 33.